Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories Disclosure [abstract]
Inventories by class
(USD millions)	2024	2023

Raw material, consumables	843	963

Work in progress	3 448	3 502

Finished products	1 432	1 448

Total inventories	5 723	5 913

Amount of inventory recognized as an expense in cost of goods sold
(USD billions)	2024	2023	2022

Cost of goods sold	-6.3	-5.8	-5.2

Recognized amount of inventory provisions and reversals of inventory provision
(USD millions)	2024	2023	2022

Inventory provisions	-526	-467	-373

Reversals of inventory provisions	156	111	121